General information and significant accounting policies	6 Months Ended
Jun. 30, 2018
General information and significant accounting policies
General information and significant accounting policies

Notes to the unaudited condensed consolidated financial statements

1.           General information and significant accounting policies

Company

Scorpio Tankers Inc. and its subsidiaries (together “we”, “our” or the “Company”) are engaged in the seaborne transportation of refined petroleum products in the international shipping markets. Scorpio Tankers Inc. was incorporated in the Republic of the Marshall Islands on July 1, 2009. On April 6, 2010, we closed on our initial public offering, and the common stock currently trades on the New York Stock Exchange under the symbol STNG.

Our fleet as of June 30, 2018 consisted of 109 owned or finance leased product tankers (14 Handymax, 45 MR, 12 LR1, and 38 LR2) and 17 time or bareboat chartered-in product tankers (seven Handymax, eight MR, and two LR2).

Our vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, which is majority owned by the Lolli-Ghetti family of which, Mr. Emanuele Lauro, our Chairman and Chief Executive Officer, and Mr. Filippo Lauro, our Vice President, are members. SCM’s services include securing employment, in pools, in the spot market, and on time charters.

Our vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.

We also have an administrative services agreement with Scorpio Services Holding Limited, or SSH, which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, and the provision of administrative staff and office space, which are contracted to subsidiaries of SSH. We pay our managers fees for these services and reimburse them for direct or indirect expenses that they incur in providing these services.

Basis of accounting

The unaudited condensed consolidated financial statements have been presented in United States dollars (“USD” or “$”), which is the functional currency of Scorpio Tankers Inc. and all of its subsidiaries.

The unaudited condensed consolidated financial statements for the six months ended June 30, 2018 have been prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Statements, as issued by the International Accounting Standards Board using the same accounting policies as adopted in the preparation of the consolidated financial statements for the year ended December 31, 2017. These unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements prepared in accordance with International Financial Reporting Standards.

Going concern

The unaudited condensed consolidated financial statements have been prepared in accordance with the going concern basis of accounting as described further in the "Liquidity risk" section of Note 19.

Adoption of new and amended International Financial Reporting Standards (“IFRS”) and International Financial Reporting Interpretations Committee (“IFRIC”) interpretations from January 1, 2018

Standards and interpretations adopted during the period

•	Amendment to IAS 40 - Investment property
•	Amendment to IFRS 2 - Share based payment transactions
•	IFRIC 22 - Foreign currency transactions and advance consideration
•	IFRS 9 - Financial Instruments

The adoption of these standards did not have a material impact on these unaudited condensed consolidated financial statements.

IFRS 15, Revenue from Contracts with Customers, was issued by the International Accounting Standards Board on May 28, 2014. IFRS 15 amends the existing accounting standards for revenue recognition and is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products or services are transferred to customers. IFRS 15 applies to an entity’s first annual IFRS financial statements for a period beginning on or after January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (the “modified retrospective method”). We have applied the modified retrospective method upon the date of transition.

Our revenue is primarily generated from time charters, participation in pooling arrangements and in the spot market. Of these revenue streams, revenue generated in the spot market is within the scope of IFRS 15. Revenue generated from time charters and from pooling arrangements are within the scope of IFRS 16, Leases, which is discussed further below.

For vessels operating in the spot market, we are recognizing revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the time period over which revenue is recognized has changed from the previous accounting standard. Prior to the commencement of IFRS 15, revenue from voyage charter agreements was recognized as voyage revenue on a pro-rata basis over the duration of the voyage on a discharge to discharge basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably, and (iv) the costs incurred and the costs to complete the transaction could be measured reliably. However, under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is now recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. Moreover, costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.

At December 31, 2017, we had two vessels operating in the spot market and the cumulative effect of the application of this standard under the modified retrospective method resulted in a $3,888 reduction in the opening balance of accumulated deficit on January 1, 2018.

Standards and Interpretations issued not yet adopted

IFRS 16, Leases, was issued by the International Accounting Standards Board on January 13, 2016. IFRS 16 applies to an entity’s first annual IFRS financial statements for a period beginning on or after January 1, 2019. IFRS 16 amends the definition of what constitutes a lease to be a contract that conveys the right to control the use of an identified asset if the lessee has both (i) the right to obtain substantially all of the economic benefits from the use of the identified asset and (ii) the right to direct the use of the identified asset throughout the period of use. We have determined that our existing pool and time charter-out arrangements meet the definition of leases under IFRS 16, with the Company as lessor, on the basis that the pool or charterer manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements. Furthermore, the pool or charterer can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use.

Moreover, under IFRS 16, we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component will be quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.

These components will be accounted for as follows:

•	All fixed lease revenue earned under these arrangements will be recognized on a straight-line basis over the term of the lease.
•	Lease revenue earned under our pool arrangements will be recognized as it is earned, since it is 100% variable.
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The non-lease component will be accounted for as services revenue under IFRS 15. This revenue will be recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.

We expect that the application of the above principles will not result in a material difference to the amount of revenue recognized under our existing accounting policies for pool and time-out charter arrangements.

IFRS 16 also amends the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. The standard will result in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments. We do not expect this standard to impact the accounting for our existing time or bareboat chartered-in vessels, which are scheduled to expire in the first quarter of 2019, however this standard will result in the recognition of right of use assets and corresponding liabilities for our three bareboat chartered-in vessels, which are scheduled to expire in April 2025. Furthermore, the eventual expected impact of this standard as it pertains to time or bareboat chartered-in vessels cannot be estimated as we are unable to predict what our lease commitments will be at December 31, 2018.

Additionally, at the date of authorization of these unaudited condensed consolidated financial statements, the following Standards which have not been applied in these unaudited condensed consolidated financial statements were issued but not yet effective. We do not expect that the adoption of these standards in future periods will have a material impact on our financial statements.

•	Annual Improvements for IFRS Standards 2015 - 2017 Cycle, which are summarized as follows:

◦IFRS 3 Business Combinations and IFRS 11 Joint Arrangements — The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

◦IAS 12 Income Taxes — The amendments clarify that the requirements in the former paragraph 52B (to recognise the income tax consequences of dividends where the transactions or events that generated distributable profits are recognised) apply to all income tax consequences of dividends by moving the paragraph away from paragraph 52A that only deals with situations where there are different tax rates for distributed and undistributed profits.

◦IAS 23 Borrowing Costs — The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

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Amendment to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture. Clarifies the recognition of gains and losses arising on the sale or contribution of assets that constitute a business and assets do not constitute a business. The effective date is pending.

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IAS 19, Employee Benefits - Plan Amendment, Curtailment or Settlement (Amendments to IAS 19): The amendments require an entity to use the updated assumptions from a remeasurement net defined benefit liability or asset resulting from a plan amendment, curtailment or settlement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan.

•	IFRIC 23 Uncertainty over Income Tax Treatments - The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes.